Earnings (Loss) Per Common Share (Computation of Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Basic
Net income	$ 1,346	$ 1,627
Dividends on Series B preferred stock and accretion of discount	(666)	(857)
Net income attributable to common stockholders	$ 680	$ 770
Weighted average common shares outstanding including unvested share-based payment awards	17,928,141	16,020,847
Less: Unvested share-based payment awards
Average shares	17,928,141	16,020,847
Basic earnings per common share	$ 0.04	$ 0.05
Diluted
Add back: Preferred Dividends on Series B stock and accretion of discount
Net earnings allocated to common stockholders	$ 680	$ 770
Add: Dilutive effects of assumed exercises of stock options	216,486	38,184
Add: Dilutive effects of assumed exercises of stock warrants	1,141,725
Average shares and dilutive potential common shares	19,286,352	16,059,031
Diluted earning per common share	$ 0.04	$ 0.05